Performance B.4.2. Pension and other long-term employee benefit plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Long-Service Plans
Disclosure of defined benefit plans [line items]
Requisite service period	5 years
Termination Plans
Disclosure of defined benefit plans [line items]
Net defined benefit liability	$ 51	$ 37
Interest expense (income), defined benefit plans	5
Currency translation effect, defined benefit plans	10
Estimate of contributions expected to be paid to plan in future years	$ 100	$ 77
Weighted average duration of defined benefit obligation	4 years	4 years
Bottom of range | Long-Service Plans
Disclosure of defined benefit plans [line items]
Requisite service period, additional bonus	5 years
Top of range | Long-Service Plans
Disclosure of defined benefit plans [line items]
Requisite service period, additional bonus	40 years